Leasing Arrangements - Schedule Of Components Of Real Estate Operating Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Early termination fees and related (gain)/loss					$ (37,400)	$ 3,200
Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	$ 686,511	$ 704,951	$ 1,463,599	$ 1,370,792	2,830,761	1,870,744	$ 924,116	[1]
Non-cash GAAP straight-line lease cost	123,034	153,611	159,740	353,174	572,926	915,036	542,842
Amortization of lease incentives	(80,291)	(91,310)	(164,848)	(170,252)	(345,600)	(236,232)	(93,835)
Total real estate operating lease cost	729,254	767,252	1,458,491	1,553,714	3,058,087	2,549,548	1,373,123
Early termination fees and related (gain)/loss	(96,415)	(39,193)	(179,995)	(31,686)	(37,354)	3,715	0
Location Operating Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	600,694	651,370	1,300,034	1,266,768	2,638,455	1,686,431	824,650	[1]
Non-cash GAAP straight-line lease cost	97,628	99,036	131,283	228,901	380,851	411,161	268,125
Amortization of lease incentives	(67,375)	(78,658)	(142,401)	(143,483)	(297,828)	(169,676)	(88,867)
Total real estate operating lease cost	630,947	671,748	1,288,916	1,352,186	2,721,478	1,927,916	1,003,908
Early termination fees and related (gain)/loss	0	0	0	0	0	553	0
Pre Opening Location Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	24,909	36,322	55,945	69,069	128,452	119,220	80,736	[1]
Non-cash GAAP straight-line lease cost	21,199	49,878	25,534	112,126	171,772	484,099	268,593
Amortization of lease incentives	(5,417)	(11,323)	(10,158)	(23,562)	(40,550)	(60,447)	(3,759)
Total real estate operating lease cost	40,691	74,877	71,321	157,633	259,674	542,872	345,570
Early termination fees and related (gain)/loss	0	0	0	0	0	0	0
Selling, General and Administrative Expenses [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	10,620	16,984	20,134	34,579	61,991	64,949	18,730	[1]
Non-cash GAAP straight-line lease cost	324	4,697	902	12,147	19,727	19,776	6,124
Amortization of lease incentives	(966)	(1,504)	(1,794)	(3,327)	(6,138)	(6,109)	(1,209)
Total real estate operating lease cost	9,978	20,177	19,242	43,399	75,580	78,616	23,645
Early termination fees and related (gain)/loss	0	0	0	0	0	0	0
Restructuring And Other Related Costs [Member] | Real Estate [Member]
Lessee, Lease, Description [Line Items]
Lease cost contractually paid or payable for the period	50,288	275	87,486	376	1,863	144	0	[1]
Non-cash GAAP straight-line lease cost	3,883	0	2,021	0	576	0	0
Amortization of lease incentives	(6,533)	(175)	(10,495)	(120)	(1,084)	0	0
Total real estate operating lease cost	47,638	450	79,012	496	1,355	144	0
Early termination fees and related (gain)/loss	$ (96,415)	$ (39,193)	$ (179,995)	$ (31,686)	$ (37,354)	$ 3,162	$ 0

[1]	Common area maintenance charges and real estate taxes, or “tenancy costs” are a non-lease component as defined in ASC 842. We have elected to not separate non-lease components in the determination of our lease obligation and therefore the costs associated with common area maintenance charges and real estate taxes billed in addition to our base rent, where applicable, have been included as a component of our total operating lease costs in 2019 and 2020. For comparability purposes, we have presented incremental common area maintenance charges and real estate taxes collectively, “tenancy costs”, contractually paid or payable, shown as a component of the total operating lease cost in all periods presented.